GuidePath Growth and Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 49.7%	Shares	Value
Aerospace & Defense - 1.4%
General Dynamics Corp.	624	$ 221,046
Honeywell Aerospace, Inc. (a)	1,228	271,486
L3Harris Technologies, Inc.	2,864	832,250
Lockheed Martin Corp.	1,052	535,952
		1,860,734

Air Freight & Logistics - 1.0%
FedEx Corp.	1,942	608,098
United Parcel Service, Inc. - Class B	6,448	693,160
		1,301,258

Banks - 1.9%
Citizens Financial Group, Inc.	7,559	529,659
Huntington Bancshares, Inc.	30,260	536,510
M&T Bank Corp.	1,184	281,804
Regions Financial Corp.	19,439	587,058
US Bancorp	8,266	499,266
		2,434,297

Beverages - 1.7%
Coca-Cola Co.	16,370	1,330,390
PepsiCo, Inc.	6,386	864,664
		2,195,054

Biotechnology - 2.5%
AbbVie, Inc.	7,047	1,773,307
Amgen, Inc.	4,069	1,473,466
		3,246,773

Building Products - 0.7%
Johnson Controls International PLC	6,718	981,567

Capital Markets - 1.0%
Blackrock, Inc.	636	611,552
CME Group, Inc.	3,324	734,039
		1,345,591

Chemicals - 0.6%
Air Products and Chemicals, Inc.	2,230	653,791
CF Industries Holdings, Inc.	1,145	123,958
		777,749

Communications Equipment - 3.0%
Cisco Systems, Inc.	20,351	2,390,428
Corning, Inc.	6,271	1,601,802
		3,992,230

Consumer Finance - 0.1%
Synchrony Financial	2,095	159,325

Consumer Staples Distribution & Retail - 1.5%
Kroger Co.	9,037	501,825
Sysco Corp.	9,935	830,367
Target Corp.	4,853	633,850
		1,966,042

Diversified Telecommunication Services - 1.0%
Comcast Corp. - Class A	10,800	265,140
Verizon Communications, Inc.	24,676	1,044,782
		1,309,922

Electric Utilities - 0.9%
American Electric Power Co., Inc.	9,011	1,232,795

Electrical Equipment - 0.8%
Emerson Electric Co.	6,971	997,899

Energy Equipment & Services - 0.4%
SLB Ltd.	12,188	566,620

Food Products - 0.5%
Archer-Daniels-Midland Co.	3,142	240,049
General Mills, Inc.	10,474	364,495
		604,544

Ground Transportation - 0.6%
Fedex Freight Holding Co., Inc. (a)	981	148,131
Union Pacific Corp.	2,580	701,760
		849,891

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	10,838	983,440
Medtronic PLC	7,943	621,381
		1,604,821

Health Care Providers & Services - 2.5%
Cigna Group	371	102,277
CVS Health Corp.	8,863	916,877
UnitedHealth Group, Inc.	5,379	2,235,674
		3,254,828

Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp.	5,359	1,448,591
Starbucks Corp.	3,903	398,848
Yum! Brands, Inc.	2,988	477,662
		2,325,101

Household Durables - 0.1%
Garmin Ltd.	521	123,758

Household Products - 2.1%
Colgate-Palmolive Co.	6,974	639,376
Kimberly-Clark Corp.	2,611	286,610
Procter & Gamble Co.	12,080	1,771,411
		2,697,397

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	1,228	274,949

Insurance - 1.5%
Aflac, Inc.	1,014	118,892
Hartford Insurance Group, Inc.	4,208	557,644
Travelers Cos., Inc.	4,058	1,339,627
		2,016,163

IT Services - 1.5%
Accenture PLC - Class A	2,790	347,188
International Business Machines Corp.	5,945	1,671,793
		2,018,981

Machinery - 1.7%
Illinois Tool Works, Inc.	4,867	1,316,378
PACCAR, Inc.	7,918	951,110
		2,267,488

Multi-Utilities - 0.9%
Ameren Corp.	4,464	504,610
Consolidated Edison, Inc.	2,352	260,202
DTE Energy Co.	2,611	397,838
		1,162,650

Oil, Gas & Consumable Fuels - 4.7%
Chevron Corp.	9,267	1,536,098
ConocoPhillips	13,204	1,372,688
Devon Energy Corp.	5,064	209,244
Exxon Mobil Corp.	17,164	2,346,662
Kinder Morgan, Inc.	21,365	683,039
		6,147,731

Personal Care Products - 0.2%
Kenvue, Inc.	14,623	279,446

Pharmaceuticals - 4.2%
Johnson & Johnson	8,516	2,162,809
Merck & Co., Inc.	13,597	1,747,214
Pfizer, Inc.	36,675	883,134
Zoetis, Inc.	9,233	663,483
		5,456,640

Professional Services - 0.6%
Automatic Data Processing, Inc.	2,513	562,787
Paychex, Inc.	1,919	188,695
		751,482

Semiconductors & Semiconductor Equipment - 2.0%
QUALCOMM, Inc.	5,398	997,496
Texas Instruments, Inc.	5,268	1,570,233
		2,567,729

Software - 0.1%
Gen Digital, Inc.	4,615	114,867

Specialty Retail - 1.6%
Home Depot, Inc.	5,635		1,987,352
Lowe's Cos., Inc.	502		110,686
			2,098,038

Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies, Inc. - Class C	307		132,458
HP, Inc.	17,235		378,136
			510,594

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. - Class B	11,390		467,560

Tobacco - 1.7%
Altria Group, Inc.	11,071		796,559
Philip Morris International, Inc.	8,162		1,476,587
			2,273,146

Trading Companies & Distributors - 0.7%
Ferguson Enterprises, Inc.	3,085		732,163
Watsco, Inc.	609		253,789
			985,952
TOTAL COMMON STOCKS (Cost $52,261,087)			65,221,612

INVESTMENT COMPANIES - 48.3%	Shares		Value
Domestic Equity Funds - 37.8%
Vanguard High Dividend Yield ETF (b)	314,075		49,633,273

Domestic Fixed Income Funds - 0.9%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF (c)	12,455		1,141,376

International Equity Funds - 9.6%
Vanguard International High Dividend Yield ETF	128,921		12,660,042
TOTAL INVESTMENT COMPANIES (Cost $54,866,008)			63,434,691

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.0%	Shares		Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.59% (d)	2,641,650		2,641,650
TOTAL MONEY MARKET FUNDS (Cost $2,641,650)			2,641,650

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (e)	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (d)	40,018		40,018
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $40,018)			40,018

TOTAL INVESTMENTS - 100.0% (Cost $109,808,763)			131,337,971
Other Assets in Excess of Liabilities - 0.0% (e)		0.00022	28,467
TOTAL NET ASSETS - 100.0%			$ 131,366,438

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $39,222.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(e)	Represents less than 0.05% of net assets.